Cover - shares	12 Months Ended
	Dec. 31, 2022	Feb. 24, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36165
Entity Registrant Name	AMBEV S.A.
Entity Central Index Key	0001565025
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Rua Dr. Renato Paes de Barros, 1017, 3rd floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04530-001
Title of 12(b) Security	American Depositary Shares,
Trading Symbol	ABEV
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		15,750,216,851
ICFR Auditor Attestation Flag	true
Auditor Firm Id	1351
Auditor Location	São Paulo
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Dr. Renato Paes de Barros
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04530-001
City Area Code	55
Local Phone Number	2122-1200
Contact Personnel Name	Lucas Machado Lira